Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Accounts Receivable, net
Accounts receivable	¥ 2,984,090	$ 434,018	¥ 2,260,070
Allowance for doubtful accounts	(94,856)	(13,796)	(24,686)
Accounts receivable, net	¥ 2,889,234	$ 420,222	¥ 2,235,384